Condensed Consolidated Statements of Changes of Stockholders’ Equity (Deficit) (Unaudited) (Parentheticals)	6 Months Ended
Dec. 31, 2020 shares
CleanTech Acquisition Corp
Shares of sale of founder shares	4,312,500